CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Common stock, no par value
Common stock, authorized	100,000,000	100,000,000
Common stock, shares issued	25,007,261	23,305,704
Common stock, shares outstanding	25,007,261	23,305,704
10% Convertible Preferred Stock
Temporary Equity, no par value
Temporary Equity, authorized	880,000
Temporary Equity, issued	752,273
Temporary Equity, outstanding	752,273
Redeemable Common Stock
Temporary Equity, no par value
Temporary Equity, issued	250,000
Temporary Equity, outstanding	250,000